Financial instrument (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	2026	2025
	USD	USD

Financial assets
At amortised cost
Trade receivables	135,187	45,528
Other receivables and deposits	273,558	267,146
Amount due from associates	27,393	18,435
Cash and bank balances	607,473	318,932

	1,043,611	650,041

At fair value through other comprehensive income
Other investment	1,664,593	-

	2026	2025
	USD	USD

Financial liabilities
At amortised cost
Trade payables	349,799	321,350
Other payables and accruals	3,455,153	878,421
Amount due to associates	132,468	20,763
Amount due to directors	5,554,288	5,972,257
Hire purchase liabilities	-	-
Lease liabilities	559,272	961,875

	10,050,980	8,154,666

At fair value through profit and loss
Warrant liability	125,528	-

Schedule of maturity profile of the group’s financial liabilities

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments:

	Interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
	%	USD	USD	USD	USD

2026
Non-interest bearing:
Trade payables	-	349,799	349,799	-	349,799
Other payables and accruals	-	3,455,153	3,455,153	-	3,455,153
Amount due to associates	-	132,468	132,468	-	132,468

Interest bearing:
Amount due to directors	6.65	5,554,288	1,437,955	4,699,377	6,137,372
Lease liabilities	6.65	559,272	405,346	181,428	586,774

		10,050,980	5,780,761	4,880,805	10,661,566

2025
Non-interest bearing:
Trade payables	-	321,350	321,350	-	321,350
Other payables and accruals	-	878,421	878,421	-	878,421
Amount due to associates	-	20,763	20,763	-	20,763
Amount due to directors	-	5,972,257	5,972,257	-	5,972,257

Interest bearing:
Lease liabilities	6.65	961,875	499,557	535,578	1,035,135

		8,154,666	7,692,348	535,578	8,227,926